                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

              Report of the Calendar Quarter Ending June 30, 2007

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.                   S.E.C. File Number 28-6694
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Business Address:

45 Milk Street       Boston               MA                   02109
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Street               City                 State                Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President                     (617) 338-0700
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ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 24th day of July 2007.

                                        Appleton Partners, Inc.
                                        -----------------------------------
                                        (Name of Institutional Investment Mgr.)

                                        /s/ Douglas C. Chamberlain
                                        -----------------------------------
                                        By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       116
Form 13F Information Table Value Total:       259,651,492 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. Form 13F file number                Name

--  ----------------------------------  ----------------------------------

                            Appleton Partners, Inc.
                               13F SEC APPRAISAL
                                 Master Group
                                   19-Jul-07

                                                                                 Investment          Voting
                                                                                 Discretion        Authority
                                                                              Sole Shared Other Sole Shared None
Security                       Security Type   Cusip   Market Value  Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                       ------------- --------- ------------- -------- ---- ------ ----- ---- ------ ----
Master Group
3M CO COM                      COMMON STOCK  88579Y101 $  684,413.00    7507   X                 X
ABBOTT LABS COM                COMMON STOCK  002824100 $  321,846.00    5925   X                 X
ADOBE SYS INC COM              COMMON STOCK  00724F101 $1,186,875.00   28125   X                 X
AGRIUM INC COM                 COMMON STOCK  008916108 $3,196,825.00   68090   X                 X
AMERICAN EXPRESS CO COM        COMMON STOCK  025816109 $4,211,719.00   64252   X                 X
AMETEK INC NEW COM             COMMON STOCK  031100100 $2,288,197.00   54886   X                 X
AMGEN INC COM                  COMMON STOCK  031162100 $1,777,406.00   31985   X                 X
AMPHENOL CORP NEW CL A         COMMON STOCK  032095101 $2,869,784.00   75660   X                 X
APACHE CORP COM                COMMON STOCK  037411105 $1,684,531.00   18955   X                 X
APPLE, INC.                    COMMON STOCK  037833100 $3,827,600.00   27340   X                 X
APPLETON EQUITY GROWTH FUND    MUTUAL FUNDS  038042107 $3,325,850.00  384047   X                 X
ARCHER DANIELS MIDLAND COM     COMMON STOCK  039483102 $  974,235.00   26750   X                 X
AT&T INC COM                   COMMON STOCK  00206R102 $4,522,796.00  114068   X                 X
ATLAS CONS MNG&DEV CP CL B     COMMON STOCK  049249303 $    3,827.00   76533   X                 X
BAKER HUGHES INC COM           COMMON STOCK  057224107 $7,152,485.00   85413   X                 X
BANK N S HALIFAX COM           COMMON STOCK  064149107 $  272,217.00    5475   X                 X
BANK OF AMERICA CORP COM       COMMON STOCK  060505104 $7,726,472.00  156819   X                 X
BECTON DICKINSON & CO COM      COMMON STOCK  075887109 $  335,807.00    4490   X                 X
BHP BILLITON LTD SPONSORED ADR COMMON STOCK  088606108 $  379,912.00    5625   X                 X
BOEING CO COM                  COMMON STOCK  097023105 $  235,704.00    2300   X                 X
BP PLC SPONSORED ADR           COMMON STOCK  055622104 $1,087,879.00   14624   X                 X
BRISTOL MYERS SQUIBB COM       COMMON STOCK  110122108 $  444,256.00   13870   X                 X
BROADCOM CORP CL A             COMMON STOCK  111320107 $1,630,942.00   47983   X                 X
BURLINGTON NRTHN SANTA COM     COMMON STOCK  12189T104 $  503,755.00    5475   X                 X
CARLISLE COS INC COM           COMMON STOCK  142339100 $  508,266.00   10200   X                 X

                                                                                  Investment          Voting
                                                                                  Discretion        Authority
                                                                               Sole Shared Other Sole Shared None
Security                       Security Type   Cusip    Market Value  Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                       ------------- --------- -------------- -------- ---- ------ ----- ---- ------ ----
CATERPILLAR INC DEL COM        COMMON STOCK  149123101 $ 6,946,223.00   79860   X                 X
CHEVRONTEXACO CORP COM         COMMON STOCK  166764100 $   887,406.00    9542   X                 X
CISCO SYS INC COM              COMMON STOCK  17275R102 $ 3,343,190.00  111663   X                 X
CITADEL BROADCASTING COM       COMMON STOCK  17285T106 $    62,185.00   10279   X                 X
CITIGROUP INC COM              COMMON STOCK  172967101 $ 4,059,773.00   79401   X                 X
COCA COLA CO COM               COMMON STOCK  191216100 $ 1,094,943.00   20390   X                 X
COLGATE PALMOLIVE CO COM       COMMON STOCK  194162103 $   741,444.00   10824   X                 X
COSTCO WHSL CORP NEW COM       COMMON STOCK  22160K105 $   214,521.00    3450   X                 X
DEERE & CO COM                 COMMON STOCK  244199105 $   227,256.00    1700   X                 X
DISNEY WALT CO COM DISNEY      COMMON STOCK  254687106 $ 6,450,819.00  187143   X                 X
DU PONT E I DE NEMOURS COM     COMMON STOCK  263534109 $   441,062.00    8300   X                 X
E M C CORP MASS COM            COMMON STOCK  268648102 $   793,237.00   40225   X                 X
ECOLAB INC COM                 COMMON STOCK  278865100 $ 6,105,325.00  139870   X                 X
ENERGAS RES INC COM            COMMON STOCK  29265E108 $       840.00   20000   X                 X
EXXON MOBIL CORP COM           COMMON STOCK  30231G102 $16,537,422.00  179190   X                 X
FEDERATED EQUITY FDS KAUFMANN
  CL A                         MUTUAL FUNDS  314172677 $   389,951.00   58551   X                 X
FEDERATED EQUITY FDS MKT
  OPPOR FD A                   MUTUAL FUNDS  314172743 $   602,436.00   48939   X                 X
FEDERATED INCOME TR INSTL SHRS MUTUAL FUNDS  314199100 $   170,116.00   17029   X                 X
FEDERATED INVS INC PA CL B     COMMON STOCK  314211103 $   443,864.00   11300   X                 X
FEDERATED MDT SER ALLCAP COR
  INS                          MUTUAL FUNDS  31421R304 $   431,026.00   23800   X                 X
FEDERATED STK TR SH BEN INT    MUTUAL FUNDS  313900102 $   427,876.00   12562   X                 X
FEDERATED TOTAL RETURN TOTL
  RET INSTL                    MUTUAL FUNDS  31428Q101 $   170,360.00   16460   X                 X
FEDERATED WORLD INVT INTL SM
  CO CLA                       MUTUAL FUNDS  31428U748 $   239,834.00    4313   X                 X
FRANKLIN RES INC COM           COMMON STOCK  354613101 $   309,285.00    2175   X                 X
FREEPORT-MCMORAN COP&G CL B    COMMON STOCK  35671D857 $ 3,305,791.00   33850   X                 X
GARMIN LTD ORD                 COMMON STOCK  G37260109 $ 3,920,146.00   47795   X                 X
GENERAL ELEC CO COM            COMMON STOCK  369604103 $10,658,977.00  261827   X                 X
GILEAD SCIENCES INC COM        COMMON STOCK  375558103 $   428,452.00   10600   X                 X
HERSHEY FOODS CORP COM         COMMON STOCK  427866108 $   565,896.00   11680   X                 X
HOME DEPOT INC COM             COMMON STOCK  437076102 $   258,050.00    6500   X                 X
HONEYWELL INTL INC COM         COMMON STOCK  438516106 $ 1,458,337.00   23915   X                 X
ILLINOIS TOOL WKS INC COM      COMMON STOCK  452308109 $   323,624.00    5600   X                 X
INGERSOLL-RAND COMPANY CL A    COMMON STOCK  G4776G101 $ 2,610,937.00   46875   X                 X
INTEL CORP COM                 COMMON STOCK  458140100 $ 2,641,388.00  104568   X                 X
INTERNATIONAL BUS MACH COM     COMMON STOCK  459200101 $ 3,460,622.00   29869   X                 X
ISHARES S&P GSSI NAT RES IDX   COMMON STOCK  464287374 $   511,802.00    3965   X                 X
ISHARES TR DJ OIL&GAS EXP      COMMON STOCK  464288851 $ 1,912,872.00   31200   X                 X

                                                                                 Investment          Voting
                                                                                 Discretion        Authority
                                                                              Sole Shared Other Sole Shared None
Security                       Security Type   Cusip   Market Value  Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                       ------------- --------- ------------- -------- ---- ------ ----- ---- ------ ----
ISHARES TR NASDQ BIO INDX      COMMON STOCK  464287556 $  754,188.00    9425   X                 X
J P MORGAN CHASE & CO COM      COMMON STOCK  46625H100 $  481,630.00    9906   X                 X
JOHNSON & JOHNSON COM          COMMON STOCK  478160104 $5,242,819.00   84033   X                 X
JONES LANG LASALLE INC COM     COMMON STOCK  48020Q107 $8,091,350.00   66095   X                 X
KELLOGG CO COM                 COMMON STOCK  487836108 $1,404,276.00   26907   X                 X
LABORATORY AMER HLDGS COM NEW  COMMON STOCK  50540R409 $1,591,789.00   19715   X                 X
MEDTRONIC INC COM              COMMON STOCK  585055106 $  506,061.00    9717   X                 X
MEMC ELECTR MATLS INC COM      COMMON STOCK  552715104 $3,011,557.00   51130   X                 X
MERRILL LYNCH & CO INC COM     COMMON STOCK  590188108 $4,333,480.00   52400   X                 X
METLIFE INC COM                COMMON STOCK  59156R108 $6,967,025.00  110500   X                 X
MFS SER TR I NEW DISCV CL A    MUTUAL FUNDS  552983553 $  662,703.00   30483   X                 X
MFS SER TR V INTL NEW DIS A    MUTUAL FUNDS  552981888 $  537,366.00   16882   X                 X
MICROSOFT CORP COM             COMMON STOCK  594918104 $4,312,238.00  136853   X                 X
MILLIPORE CORP COM             COMMON STOCK  601073109 $2,834,750.00   36250   X                 X
MORGAN STANLEY COM NEW         COMMON STOCK  617446448 $  313,691.00    4489   X                 X
NOKIA CORP SPONSORED ADR       COMMON STOCK  654902204 $3,475,157.00  116812   X                 X
NORDSTROM INC COM              COMMON STOCK  655664100 $  453,381.00    9325   X                 X
NORTHERN TR CORP COM           COMMON STOCK  665859104 $  320,470.00    4830   X                 X
NOVARTIS A G SPONSORED ADR     COMMON STOCK  66987V109 $2,801,770.00   51560   X                 X
OMNICOM GROUP INC COM          COMMON STOCK  681919106 $2,827,340.00   52808   X                 X
ORACLE CORP COM                COMMON STOCK  68389X105 $  537,969.00   26115   X                 X
PEOPLES S&P MIDCAP IDX COM     MUTUAL FUNDS  712223106 $  391,636.00   11618   X                 X
PEPSICO INC COM                COMMON STOCK  713448108 $6,072,932.00   92759   X                 X
PFIZER INC COM                 COMMON STOCK  717081103 $1,398,865.00   55977   X                 X
PPG INDS INC COM               COMMON STOCK  693506107 $  259,049.00    3218   X                 X
PRAXAIR INC COM                COMMON STOCK  74005P104 $7,368,416.00   94141   X                 X
PRECISION CASTPARTS CP COM     COMMON STOCK  740189105 $3,695,122.00   26695   X                 X
PROCTER & GAMBLE CO COM        COMMON STOCK  742718109 $8,432,948.00  134304   X                 X
ROPER INDS INC NEW COM         COMMON STOCK  776696106 $2,540,088.00   40570   X                 X
ROYAL DUTCH SHELL PLC SPON
  ADR B                        COMMON STOCK  780259107 $  355,661.00    4171   X                 X
ROYAL DUTCH SHELL PLC SPONS
  ADR A                        COMMON STOCK  780259206 $  514,251.00    6172   X                 X
SATYAM COMP SRVCS LTD ADR      COMMON STOCK  804098101 $3,888,992.00  141934   X                 X
SCHEIN HENRY INC COM           COMMON STOCK  806407102 $4,634,371.00   83352   X                 X
SCHLUMBERGER LTD COM           COMMON STOCK  806857108 $5,628,026.00   60225   X                 X
SCOTTS MIRACLE GRO CO          COMMON STOCK  810186106 $1,098,199.00   25275   X                 X
SMITH INTL INC COM             COMMON STOCK  832110100 $1,216,845.00   19175   X                 X
STANLEY WKS COM                COMMON STOCK  854616109 $  335,580.00    5250   X                 X

                                                                                   Investment          Voting
                                                                                   Discretion        Authority
                                                                                Sole Shared Other Sole Shared None
Security                       Security Type   Cusip    Market Value   Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                       ------------- --------- --------------- -------- ---- ------ ----- ---- ------ ----
STATE STR CORP COM             COMMON STOCK  857477103 $  1,160,659.00   16258   X                 X
STRYKER CORP COM               COMMON STOCK  863667101 $  1,732,332.00   25630   X                 X
TARGET CORP COM                COMMON STOCK  87612E106 $  1,665,071.00   24170   X                 X
TEMPLETON INCOME TR GLB BD
  ADVSOR                       MUTUAL FUNDS  880208400 $    225,612.00   19636   X                 X
TRIBUNE CO NEW COM             COMMON STOCK  896047107 $    749,996.00   25372   X                 X
UBS AG NAMEN AKT               COMMON STOCK  H89231338 $  1,221,903.00   20550   X                 X
UNITED TECHNOLOGIES CP COM     COMMON STOCK  913017109 $  1,697,960.00   22000   X                 X
UNITEDHEALTH GROUP INC COM     COMMON STOCK  91324P102 $    259,191.00    4995   X                 X
VALERO ENERGY CORP NEW COM     COMMON STOCK  91913Y100 $    741,474.00    9950   X                 X
VCA ANTECH INC COM             COMMON STOCK  918194101 $  6,707,416.00  176930   X                 X
VERIZON COMMUNICATIONS COM     COMMON STOCK  92343V104 $  1,938,762.00   45877   X                 X
WACHOVIA CORP 2ND NEW COM      COMMON STOCK  929903102 $    356,832.00    6914   X                 X
WALGREEN CO COM                COMMON STOCK  931422109 $    439,278.00    9725   X                 X
WEATHERFORD INTL LTD COM       COMMON STOCK  G95089101 $    387,047.00    6898   X                 X
WELLS FARGO & CO NEW COM       COMMON STOCK  949746101 $  5,077,813.00  142876   X                 X
WYETH COM                      COMMON STOCK  983024100 $    330,432.00    5866   X                 X
ZIMMER HLDGS INC COM           COMMON STOCK  98956P102 $  1,366,831.00   15612   X                 X
                                                       ---------------
                                                       $259,651,492.00
                                                       ---------------
TOTAL PORTFOLIO                                        $259,651,492.00
                                                       ===============